Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Only Financial Statements
Parent Company Only Financial Statements

Condensed financial information of the parent company only is presented in the following two tables:

Balance Sheets	December 31,
	2015	2014
	(Amounts in thousands)
Assets:
Cash	$1,540	$138
Investments in subsidiaries	124,599	116,378
Other assets	5	56
Total assets	$126,144	$116,572
Liabilities and Equity:
Subordinated debentures	$13,403	$13,403
Other liabilities	700	264
Equity	112,041	102,905
Total liabilities and equity	$126,144	$116,572

Statements of Income	Years ended December 31,
	2015	2014
	(Amounts in thousands)
Income:
Dividends from bank subsidiary	$2,657	$1,180
Other income	—	—
Total income	2,657	1,180
Expense:
Interest on subordinated debentures	259	251
Salary	160	80
Other expenses	101	51
Total expenses	520	382
Income before income taxes	2,137	798
Equity in undistributed income of subsidiaries	8,560	9,675
Net income	10,697	10,473
Discount on Series A preferred stock	—	—
Preferred stock dividend and discount accretion	(1,200)	(1,200)
Net income available to common shareholders	$9,497	$9,273

Statements of Cash Flows
	Years ended December 31,
	2015	2014
	(Amounts in thousands)
Cash Flows from Operating Activities
Net income	$10,697	$10,473
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(8,560)	(9,675)
Changes in operating assets and liabilities:
Decrease in other assets	(51)	—
Increase (decrease) in accrued interest payable and other accrued liabilities	436	(30)
Net cash provided by operating activities	2,522	768
Cash Flows from Investing Activities
Net cash used in investing activities	—	—
Cash Flows from Financing Activities
Purchase of treasury stock	(831)	—
Redemption of Series A preferred stock	—	(250)
Proceeds from exercise of stock options	2,749	114
Payment of dividend on preferred stock and common stock	(2,661)	(1,575)
Other, net	(377)	(16)
Net cash used in financing activities	(1,120)	(1,727)
Increase/(decrease) in cash and cash equivalents	1,402	(959)
Cash and Cash Equivalents, January 1,	138	1,097
Cash and Cash Equivalents, December 31,	$1,540	$138